Related party transactions - Additional Information (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gladstone Consultancy Partnership
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts paid, related party transactions	£ 60,000	£ 0	£ 75,000